Certain Risks and Concentration	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Certain Risks and Concentration

Note 10 — Certain Risks and Concentration

Financial instruments

Financial instruments that potentially subject the Company to concentrations of credit risk are cash and accounts receivable arising from its normal business activities. The Company maintains balances at financial institutions which, from time to time, may exceed Hong Kong Deposit Protection Board insured limits of HKD 500,000 (approximately $64,000) for the banks located in the Hong Kong and United States Federal Deposit Insurance Corporation coverage limit of $250,000 for banks located in the United States. As of December 31, 2025 and December 31, 2024, $7,347,861 and $11,635,998 were uninsured due to the excess of the Hong Kong deposit insurance limitation and United States deposit insurance limitation.

Major Customers and Suppliers

The top customers who individually represented greater than 10% of the total revenues of the Company for the year ended December 31, 2025, 2024 and 2023 were as follows:

	For the year ended December 31,
	2025	2024	2023
Customer A	12%	45%	36%
Customer B	—	17%	25%
Customer C	35%	12%	10%
Customer D	—	—	12%

The top customers who individually represented greater than 10% of the Accounts Receivables of the Company as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Customer A	*	14%
Customer C	82%	81%

*	Indicates below 10%.

The top suppliers and third-party service providers who individually represented greater than 10% of the total purchase of the Company for the year ended December 31, 2025 and 2024 were as follows:

	For the year ended December 31,
	2025	2024	2023
Supplier A	*	61%	49%
Supplier B	62%	28%	34%
Supplier C	*	11%	17%

*	Indicates below 10%.

The top suppliers and third-party service providers who individually represented greater than 10% of the Prepayment of the Company as of December 31, 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
Supplier B	88%	71%
Supplier D	12%	29%